Significant components of net deferred tax assets (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Non-current deferred tax assets
Research tax credit	$ 2,005,000	$ 1,631,000
Net operating loss carry forwards	15,700,000	11,720,000
Stock based compensation	446,000	848,000
Total deferred tax assets	18,151,000	14,199,000
Non-current deferred tax liability
Depreciation and amortization	(10,000)	(10,000)
Total net deferred tax assets	18,141,000	14,189,000
Valuation allowance	(18,141,000)	(14,189,000)
Net deferred tax assets	$ 0	$ 0